Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Operating lease:
Operating lease right-of-use assets	41,682,405	39,936,214	5,092,606
Current operating lease obligation	4,810,410	5,738,317	731,742
Non-current operating lease obligation	36,871,995	34,197,897	4,360,864
Total operating lease obligation	41,682,405	39,936,214	5,092,606
As of June 30, 2026
Weighted average discount rate	7.89%
Weighted average remaining lease term (years)	5.85

Schedule of Undiscounted Future Minimum Lease Payment

The undiscounted future minimum lease payment schedule as follows:

For the twelve months ending June 30,	HKD	USD
2027	8,644,097	1,102,282
2028	8,429,282	1,074,889
2029	7,977,156	1,017,235
2030	6,138,628	782,789
2031 or after	20,095,992	2,562,611
Total lease payments	51,285,155	6,539,806
Less: imputed interest	(11,348,941)	(1,447,200)
Total operating lease liabilities	39,936,214	5,092,606